Equity (Changes in Partners Capital, Unit Rollforward) (Details) - USD ($) $ / shares in Units, $ in Millions						1 Months Ended	12 Months Ended
	Dec. 04, 2015	Dec. 08, 2014	Dec. 01, 2014	Mar. 01, 2014	May. 02, 2013	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2012
Stockholders Equity [Line Items]
Balance at December 31, 2013							81,931,238	75,411,255
Unit conversion							19,318	15,795
Units Acquired							229,493,171
Units Offered							25,680	3,520,408
Balance at December 31, 2014						81,931,238	81,931,238	75,411,255	75,411,255
Balance at December 31, 2015						81,931,238	311,469,407	81,931,238
2014 Activity [Abstract]
Shares Issued, Price Per Share		$ 66.68
Partners' Capital Account, Public Sale of Units Net of Offering Costs		$ 221
Issuance of units							$ 1	$ 230
Limited Partners Common Units [Member]
Stockholders Equity [Line Items]
Balance at December 31, 2013							43,341,098	36,951,515
Unit conversion							18,932	15,479
Units Offered								3,450,000
Balance at December 31, 2014						43,341,098	43,341,098	36,951,515	36,951,515
Balance at December 31, 2015						43,341,098	296,687,176	43,341,098
Class B Units [Member]
Stockholders Equity [Line Items]
Balance at December 31, 2014							7,981,756
Balance at December 31, 2015							7,981,756
Limited Partners Subordinated Units [Member]
Stockholders Equity [Line Items]
Balance at December 31, 2013							36,951,515	36,951,515
Balance at December 31, 2014						36,951,515	36,951,515	36,951,515	36,951,515
Balance at December 31, 2015						36,951,515	0	36,951,515
General Partner Units [Member]
Stockholders Equity [Line Items]
Balance at December 31, 2013							1,638,625	1,508,225
Unit conversion							386	316
Units Offered						130,084		70,408
Balance at December 31, 2014						1,638,625	1,638,625	1,508,225	1,508,225
Balance at December 31, 2015						1,638,625	6,800,475	1,638,625
2014 Activity [Abstract]
Issuance of units						$ 9
Pipe Line Holding [Member]
Stockholders Equity [Line Items]
Units Acquired								2,983,780
2014 Activity [Abstract]
Effective date of acquisition	Dec. 04, 2015		Dec. 01, 2014	Mar. 01, 2014	May 01, 2013
Percentage Of Partners Interest Contributed			7.625%
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned			$ 200
Pipe Line Holding [Member] | Limited Partners Common Units [Member]
Stockholders Equity [Line Items]
Units Acquired							2,924,104	2,924,104
2014 Activity [Abstract]
Shares Issued, Price Per Share			$ 68.397
Pipe Line Holding [Member] | General Partner Units [Member]
Stockholders Equity [Line Items]
Units Acquired								59,676
MarkWest [Member]
Stockholders Equity [Line Items]
Units Acquired	216,350,465
2014 Activity [Abstract]
Effective date of acquisition	Dec. 04, 2015
MarkWest [Member] | Limited Partners Common Units [Member]
Stockholders Equity [Line Items]
Units Acquired							216,350,465
MarkWest [Member] | Class B Units [Member]
Stockholders Equity [Line Items]
Units Acquired							7,981,756
MarkWest [Member] | General Partner Units [Member]
Stockholders Equity [Line Items]
Units Acquired							5,160,950
Units Offered						5,160,950
2014 Activity [Abstract]
Issuance of units	$ 169
Subordinated Units [Member]
Stockholders Equity [Line Items]
Unit conversion							36,951,515
Subordinated Units [Member] | Limited Partners Common Units [Member]
Stockholders Equity [Line Items]
Unit conversion							36,951,515
Subordinated Units [Member] | Limited Partners Subordinated Units [Member]
Stockholders Equity [Line Items]
Unit conversion							36,951,515
ATM Program [Member]
2014 Activity [Abstract]
Partners' Capital Account, Public Sale of Units Net of Offering Costs							$ 1
ATM Program [Member] | Limited Partners Common Units [Member]
Stockholders Equity [Line Items]
Units Offered							25,166
ATM Program [Member] | General Partner Units [Member]
Stockholders Equity [Line Items]
Units Offered							514
2014 Activity [Abstract]
Issuance of units							$ 1